Borrowings - Schedule of Match Funded Liabilities (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
		Oct. 01, 2014	Sep. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Available borrowing capacity			$ 176,900
Match funded liabilities			$ 1,589,846	$ 2,090,247		$ 2,364,814
Weighted average interest rate			2.91%	1.97%		2.08%
Advance Receivable Backed Notes Series E [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[2]			$ 76,920
Match funded liabilities	[2]			$ 373,080		$ 417,388
Maturity date	[2],[3]			Jun. 30, 2017
Debt Instrument Amortization Date	[2],[3]			Jun. 2015
Advance Receivable Backed Notes Series F [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[4]			$ 49,506
Match funded liabilities	[4]			$ 494		33,211
Maturity date	[3],[4]			Dec. 31, 2015
Debt Instrument Amortization Date	[3],[4]			Dec. 2014
Ocwen Freddie Servicer Advance Receivables Trust Series 2012-ADV1 [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[6]		$ 0
Match funded liabilities	[6]		$ 0	$ 373,080
Maturity date	[6],[7]		Jun. 30, 2017
Amortization date	[6],[7]		Jun. 30, 2015
Homeward Agency Advance Funding Trust 2012- 1 [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[8]			0
Match funded liabilities	[8]			$ 0		21,019
Maturity date	[3],[8]			Apr. 30, 2014
Debt Instrument Amortization Date	[3],[8]			Apr. 2014
Ocwen Servicer Advance Funding (SBC) Note [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[9]		$ 0
Match funded liabilities	[9]		$ 0	$ 494
Maturity date	[7],[9]		Dec. 31, 2015
Amortization date	[7],[9]		Dec. 31, 2014
Class A1 Term Note [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[10]			0
Match funded liabilities	[10]			$ 0		1,494,628
Maturity date	[3],[10]			Oct. 31, 2044
Debt Instrument Amortization Date	[3],[10]			Oct. 2014
Advance Receivables Backed Notes, Series 2013-VF2,Class A [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[11]			$ 44,366
Match funded liabilities	[11]			$ 519,634		385,645
Maturity date	[3],[11]			Oct. 31, 2045
Debt Instrument Amortization Date	[3],[11]			Oct. 2015
Basis spread on variable rate		1.67%
Class B Term Note [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[12]			$ 3,081
Match funded liabilities	[12]			$ 32,919		12,923
Maturity date	[3],[12]			Oct. 31, 2045
Debt Instrument Amortization Date	[3],[12]			Oct. 2015
Basis spread on variable rate		3.00%
Advance Receivables Backed Notes - Series 2014-VF3, Class A [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[13]			$ 47,447
Match funded liabilities	[13]			$ 552,553		0
Maturity date	[3],[13]			Oct. 31, 2045
Debt Instrument Amortization Date	[3],[13]			Oct. 2015
Basis spread on variable rate		1.75%
Advance Receivables Backed Notes - Series 2014-VF4, Class A [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[14]			$ 47,447
Match funded liabilities	[14]			$ 552,553		0
Maturity date	[3],[14]			Oct. 31, 2045
Debt Instrument Amortization Date	[3],[14]			Oct. 2015
Basis spread on variable rate		1.75%
Advance Receivables Backed Notes, Series 2014-VF1,Class A [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[15]			$ 65,986
Match funded liabilities	[15]			$ 21,192		0
Maturity date	[3],[15]			Dec. 31, 2045
Debt Instrument Amortization Date	[3],[15]			Dec. 2015
Advance Receivables Backed Notes, Series 2014-VF1,Class B [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[15]			$ 0
Match funded liabilities	[15]			$ 13,598		0
Maturity date	[3],[15]			Dec. 31, 2045
Debt Instrument Amortization Date	[3],[15]			Dec. 2015
Advance Receivables Backed Notes, Series 2014-VF1,Class C [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[15]			$ 0
Match funded liabilities	[15]			$ 10,224		0
Maturity date	[3],[15]			Dec. 31, 2045
Debt Instrument Amortization Date	[3],[15]			Dec. 2015
Advance Receivables Backed Notes, Series 2014-VF1,Class D [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[1],[15]			$ 0
Match funded liabilities	[15]			$ 14,000		0
Maturity date	[3],[15]			Dec. 31, 2045
Debt Instrument Amortization Date	[3],[15]			Dec. 2015
Match Funded Liabilties [Member]
Debt Instrument [Line Items]
Available borrowing capacity			$ 442,654	$ 334,753	[1]
Match funded liabilities			1,589,846	2,090,247		$ 2,364,814
Secured Debt [Member]
Debt Instrument [Line Items]
Available borrowing capacity			92,489	17,982
Total Ocwen Master Advance Receivables Trust (OMART) [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5]		371,632
Match funded liabilities			1,278,368	1,657,659
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes, Series 2013-VF2,Class A [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[16]		0
Match funded liabilities	[16]		$ 0	519,634
Maturity date	[7],[16]		Oct. 31, 2045
Amortization date	[7],[16]		Oct. 31, 2015
Basis spread on variable rate	[16]		1.91%
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes, Series 2013-VF2,Class B [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[16]		$ 0
Match funded liabilities	[16]		$ 0	32,919
Maturity date	[7],[16]		Oct. 31, 2045
Amortization date	[7],[16]		Oct. 31, 2015
Basis spread on variable rate	[16]		3.43%
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2014-VF3, Class A [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[17]		$ 100,547
Match funded liabilities	[17]		$ 263,244	552,553
Maturity date	[7],[17]		Sep. 30, 2046
Amortization date	[7],[17]		Sep. 30, 2016
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2014-VF3, Class B [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[17]		$ 4,604
Match funded liabilities	[17]		$ 12,551	0
Maturity date	[7],[17]		Sep. 30, 2046
Amortization date	[7],[17]		Sep. 30, 2016
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2014-VF3, Class C [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[17]		$ 5,154
Match funded liabilities	[17]		$ 13,825	0
Maturity date	[7],[17]		Sep. 30, 2046
Amortization date	[7],[17]		Sep. 30, 2016
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2014-VF3, Class D [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[17]		$ 13,572
Match funded liabilities	[17]		$ 36,503	0
Maturity date	[7],[17]		Sep. 30, 2046
Amortization date	[7],[17]		Sep. 30, 2016
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2014-VF4, Class A [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[18]		$ 100,547
Match funded liabilities	[18]		$ 263,244	552,553
Maturity date	[7],[18]		Sep. 30, 2046
Amortization date	[7],[18]		Sep. 30, 2016
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2014-VF4, Class B [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[18]		$ 4,604
Match funded liabilities	[18]		$ 12,551	0
Maturity date	[7],[18]		Sep. 30, 2046
Amortization date	[7],[18]		Sep. 30, 2016
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2014-VF4, Class C [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[18]		$ 5,154
Match funded liabilities	[18]		$ 13,825	0
Maturity date	[7],[18]		Sep. 30, 2046
Amortization date	[7],[18]		Sep. 30, 2016
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2014-VF4, Class D [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[18]		$ 13,572
Match funded liabilities	[18]		$ 36,503	0
Maturity date	[7],[18]		Sep. 30, 2046
Amortization date	[7],[18]		Sep. 30, 2016
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2015-VF5, Class A [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[19]		$ 100,548
Match funded liabilities	[19]		$ 263,243	0
Maturity date	[7],[19]		Sep. 30, 2046
Amortization date	[7],[19]		Sep. 30, 2016
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2015-VF5, Class B [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[19]		$ 4,604
Match funded liabilities	[19]		$ 12,551	0
Maturity date	[7],[19]		Sep. 30, 2046
Amortization date	[7],[19]		Sep. 30, 2016
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2015-VF5, Class C [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[19]		$ 5,154
Match funded liabilities	[19]		$ 13,825	0
Maturity date	[7],[19]		Sep. 30, 2046
Amortization date	[7],[19]		Sep. 30, 2016
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2015-VF5, Class D [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[19]		$ 13,572
Match funded liabilities	[19]		$ 36,503	0
Maturity date	[7],[19]		Sep. 30, 2046
Amortization date	[7],[19]		Sep. 30, 2016
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes, Series 2015-T1,Class A [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[19]		$ 0
Match funded liabilities	[19]		$ 244,809	0
Maturity date	[7],[19]		Sep. 30, 2046
Amortization date	[7],[19]		Sep. 30, 2016
Basis spread on variable rate	[19]		2.5365%
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes, Series 2015-T1,Class B [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[19]		$ 0
Match funded liabilities	[19]		$ 10,930	0
Maturity date	[7],[19]		Sep. 30, 2046
Amortization date	[7],[19]		Sep. 30, 2016
Basis spread on variable rate	[19]		3.0307%
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes, Series 2015-T1,Class C [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[19]		$ 0
Match funded liabilities	[19]		$ 12,011	0
Maturity date	[7],[19]		Sep. 30, 2046
Amortization date	[7],[19]		Sep. 30, 2016
Basis spread on variable rate	[19]		3.524%
Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes, Series 2015-T1,Class D [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[19]		$ 0
Match funded liabilities	[19]		$ 32,250	0
Maturity date	[7],[19]		Sep. 30, 2046
Amortization date	[7],[19]		Sep. 30, 2016
Basis spread on variable rate	[19]		4.10%
Total Ocwen Servicer Advance Receivables Trust III (OSARTIII) [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[20]		$ 40,530
Match funded liabilities	[20]		46,970	59,014
Total Ocwen Servicer Advance Receivables Trust III (OSARTIII) [Member] | Advance Receivables Backed Notes, Series 2014-VF1,Class A [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[20]		6,762
Match funded liabilities	[20]		$ 16,548	21,192
Maturity date	[7],[20]		Dec. 31, 2045
Amortization date	[7],[20]		Dec. 31, 2015
Basis spread on variable rate	[20]		2.75%
Total Ocwen Servicer Advance Receivables Trust III (OSARTIII) [Member] | Advance Receivables Backed Notes, Series 2014-VF1,Class B [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[20]		$ 11,482
Match funded liabilities	[20]		$ 10,918	13,598
Maturity date	[7],[20]		Dec. 31, 2045
Amortization date	[7],[20]		Dec. 31, 2015
Basis spread on variable rate	[20]		3.25%
Total Ocwen Servicer Advance Receivables Trust III (OSARTIII) [Member] | Advance Receivables Backed Notes, Series 2014-VF1,Class C [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[20]		$ 8,920
Match funded liabilities	[20]		$ 8,230	10,224
Maturity date	[7],[20]		Dec. 31, 2045
Amortization date	[7],[20]		Dec. 31, 2015
Basis spread on variable rate	[20]		3.75%
Total Ocwen Servicer Advance Receivables Trust III (OSARTIII) [Member] | Advance Receivables Backed Notes, Series 2014-VF1,Class D [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[20]		$ 13,366
Match funded liabilities	[20]		$ 11,274	14,000
Maturity date	[7],[20]		Dec. 31, 2045
Amortization date	[7],[20]		Dec. 31, 2015
Basis spread on variable rate	[20]		4.70%
Total Ocwen Freddie Advance Funding Facility (OFAF) [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[21]		$ 30,492
Match funded liabilities	[21]		264,508	0
Total Ocwen Freddie Advance Funding Facility (OFAF) [Member] | Advance Receivables Backed Notes, Series 2015-T1,Class A [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[21]		0
Match funded liabilities	[21]		$ 57,100	0
Maturity date	[7],[21]		Nov. 30, 2045
Amortization date	[7],[21]		Nov. 30, 2015
Basis spread on variable rate	[21]		2.062%
Total Ocwen Freddie Advance Funding Facility (OFAF) [Member] | Advance Receivables Backed Notes, Series 2015-T1,Class B [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[21]		$ 0
Match funded liabilities	[21]		$ 5,400	0
Maturity date	[7],[21]		Nov. 30, 2045
Amortization date	[7],[21]		Nov. 30, 2015
Basis spread on variable rate	[21]		2.557%
Total Ocwen Freddie Advance Funding Facility (OFAF) [Member] | Advance Receivables Backed Notes, Series 2015-T1,Class C [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[21]		$ 0
Match funded liabilities	[21]		$ 1,900	0
Maturity date	[7],[21]		Nov. 30, 2045
Amortization date	[7],[21]		Nov. 30, 2015
Basis spread on variable rate	[21]		3.051%
Total Ocwen Freddie Advance Funding Facility (OFAF) [Member] | Advance Receivables Backed Notes, Series 2015-T1,Class D [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[21]		$ 0
Match funded liabilities	[21]		$ 5,600	0
Maturity date	[7],[21]		Nov. 30, 2045
Amortization date	[7],[21]		Nov. 30, 2015
Basis spread on variable rate	[21]		3.79%
Total Ocwen Freddie Advance Funding Facility (OFAF) [Member] | Advance Receivables Backed Notes, Series 2015-VF1,Class A [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[21]		$ 22,661
Match funded liabilities	[21]		$ 159,539	0
Maturity date	[7],[21]		Jun. 30, 2046
Amortization date	[7],[21]		Jun. 30, 2016
Total Ocwen Freddie Advance Funding Facility (OFAF) [Member] | Advance Receivables Backed Notes, Series 2015-VF1,Class B [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[21]		$ 3,354
Match funded liabilities	[21]		$ 15,946	0
Maturity date	[7],[21]		Jun. 30, 2046
Amortization date	[7],[21]		Jun. 30, 2016
Total Ocwen Freddie Advance Funding Facility (OFAF) [Member] | Advance Receivables Backed Notes, Series 2015-VF1,Class C [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[21]		$ 2,026
Match funded liabilities	[21]		$ 7,874	0
Maturity date	[7],[21]		Jun. 30, 2046
Amortization date	[7],[21]		Jun. 30, 2016
Total Ocwen Freddie Advance Funding Facility (OFAF) [Member] | Advance Receivables Backed Notes, Series 2015-VF1,Class D [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[5],[21]		$ 2,451
Match funded liabilities	[21]		$ 11,149	$ 0
Maturity date	[7],[21]		Jun. 30, 2046
Amortization date	[7],[21]		Jun. 30, 2016
London Interbank Offered Rate (LIBOR) [Member] | Advance Receivable Backed Notes Series E [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[2],[22]			1.75%
London Interbank Offered Rate (LIBOR) [Member] | Advance Receivable Backed Notes Series F [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[4]			3.00%
London Interbank Offered Rate (LIBOR) [Member] | Ocwen Freddie Servicer Advance Receivables Trust Series 2012-ADV1 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[6],[23]		1.75%
London Interbank Offered Rate (LIBOR) [Member] | Homeward Agency Advance Funding Trust 2012- 1 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[8]			3.00%
London Interbank Offered Rate (LIBOR) [Member] | Ocwen Servicer Advance Funding (SBC) Note [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[9]		3.00%
London Interbank Offered Rate (LIBOR) [Member] | Class A1 Term Note [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[10]			1.75%
London Interbank Offered Rate (LIBOR) [Member] | Advance Receivables Backed Notes, Series 2013-VF2,Class A [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[11]			1.67%
London Interbank Offered Rate (LIBOR) [Member] | Class B Term Note [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[12]			3.00%
London Interbank Offered Rate (LIBOR) [Member] | Advance Receivables Backed Notes - Series 2014-VF3, Class A [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[13]			1.75%
London Interbank Offered Rate (LIBOR) [Member] | Advance Receivables Backed Notes - Series 2014-VF4, Class A [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[14]			1.75%
London Interbank Offered Rate (LIBOR) [Member] | Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2014-VF3, Class A [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[17]		2.35%
London Interbank Offered Rate (LIBOR) [Member] | Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2014-VF3, Class B [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[17]		3.00%
London Interbank Offered Rate (LIBOR) [Member] | Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2014-VF3, Class C [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[17]		4.25%
London Interbank Offered Rate (LIBOR) [Member] | Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2014-VF3, Class D [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[17]		5.75%
London Interbank Offered Rate (LIBOR) [Member] | Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2014-VF4, Class A [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[18]		2.35%
London Interbank Offered Rate (LIBOR) [Member] | Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2014-VF4, Class B [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[18]		3.00%
London Interbank Offered Rate (LIBOR) [Member] | Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2014-VF4, Class C [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[18]		4.25%
London Interbank Offered Rate (LIBOR) [Member] | Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2014-VF4, Class D [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[18]		5.75%
London Interbank Offered Rate (LIBOR) [Member] | Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2015-VF5, Class A [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[19]		2.35%
London Interbank Offered Rate (LIBOR) [Member] | Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2015-VF5, Class B [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[19]		3.00%
London Interbank Offered Rate (LIBOR) [Member] | Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2015-VF5, Class C [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[19]		4.25%
London Interbank Offered Rate (LIBOR) [Member] | Total Ocwen Master Advance Receivables Trust (OMART) [Member] | Advance Receivables Backed Notes - Series 2015-VF5, Class D [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[19]		5.75%
London Interbank Offered Rate (LIBOR) [Member] | Total Ocwen Freddie Advance Funding Facility (OFAF) [Member] | Advance Receivables Backed Notes, Series 2015-VF1,Class A [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[21]		2.125%
London Interbank Offered Rate (LIBOR) [Member] | Total Ocwen Freddie Advance Funding Facility (OFAF) [Member] | Advance Receivables Backed Notes, Series 2015-VF1,Class B [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[21]		3.00%
London Interbank Offered Rate (LIBOR) [Member] | Total Ocwen Freddie Advance Funding Facility (OFAF) [Member] | Advance Receivables Backed Notes, Series 2015-VF1,Class C [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[21]		3.50%
London Interbank Offered Rate (LIBOR) [Member] | Total Ocwen Freddie Advance Funding Facility (OFAF) [Member] | Advance Receivables Backed Notes, Series 2015-VF1,Class D [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[21]		4.25%
Cost Of Funds [Member] | Advance Receivables Backed Notes, Series 2014-VF1,Class A [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[15]			2.75%
Cost Of Funds [Member] | Advance Receivables Backed Notes, Series 2014-VF1,Class B [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[15]			3.25%
Cost Of Funds [Member] | Advance Receivables Backed Notes, Series 2014-VF1,Class C [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[15]			3.75%
Cost Of Funds [Member] | Advance Receivables Backed Notes, Series 2014-VF1,Class D [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[15]			4.70%
Lending [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Available borrowing capacity			$ 68,618	$ 0
Lending [Member] | Master Repurchase Agreement Two [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Available borrowing capacity	[24]		$ 68,618
Maturity date			Aug. 31, 2016 [24]	Jul. 31, 2015	[25]
Lending [Member] | Master Repurchase Agreement Two [Member] | London Interbank Offered Rate (LIBOR) [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[24]		2.00%
Minimum [Member] | Lending [Member] | Master Repurchase Agreement Two [Member] | London Interbank Offered Rate (LIBOR) [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[25]			1.75%
Maximum [Member] | Lending [Member] | Master Repurchase Agreement Two [Member] | London Interbank Offered Rate (LIBOR) [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	[25]			2.75%

[1]	Borrowing capacity is available to us provided that we have additional eligible collateral to pledge. Collateral may only be pledged to one facility. At December 31, 2014, none of the available borrowing capacity could be used based on the amount of eligible collateral that had been pledged.
[2]	On February 1, 2015, the borrowing capacity under this facility was reduced to $400.0 million.
[3]	The amortization date of our facilities is the date on which the revolving period ends under each advance facility note and repayment of the outstanding balance must begin if the note is not renewed or extended. The maturity date is the date on which all outstanding balances must be repaid. In two advance facilities, there are multiple notes outstanding. For each note, after the amortization date, all collections that represent the repayment of advances pledged to the facility must be applied to reduce the balance of the note outstanding, and any new advances are ineligible to be financed.
[4]	We voluntarily terminated this advance facility on January 30, 2015.
[5]	Borrowing capacity is available to us only to the extent that we have pledged collateral available to borrow against. At September 30, 2015, $176.9 million of the total borrowing capacity was available to us based on the amount of eligible collateral that had been pledged.
[6]	We repaid this facility in full in June 2015 from the proceeds of the OFAF facility.
[7]	The amortization date of our advance financing facilities is the date on which the revolving period ends under each advance financing facility note and repayment of the outstanding balance must begin if the note is not renewed or extended. The maturity date is the date on which all outstanding balances must be repaid. In each of our advance facilities, there are multiple notes outstanding. For each note, after the amortization date, all collections that represent the repayment of advances pledged to the facility must be applied to reduce the balance of the note(s) outstanding, and any new advances are ineligible to be financed.
[8]	Advance facility assumed as part of the acquisition of Homeward. This facility was terminated on April 16, 2014, and the advances pledged to the facility were transferred to another facility.
[9]	We voluntarily terminated this facility on January 15, 2015
[10]	These notes were issued in connection with the OneWest MSR Transaction. On March 17, 2014, the maximum borrowing capacity under the 2013-VF1 note declined by $500.0 million to a total of $1.0 billion. On October 1, 2014, the 2013-VF1 note was fully repaid.
[11]	On October 1, 2014, the maximum borrowing capacity of the VF2, Class A notes was increased to $564.0 million. The interest margin on these notes was set at 167 bps and is scheduled to increase to 191 bps on July 15, 2015, to 215 bps on August 15, 2015 and 239 bps on September 15, 2015.
[12]	On October 1, 2014, the maximum borrowing capacity of the VF2, Class B notes was increased to $36.0 million. The interest margin on these notes was set at 300 bps and is scheduled to increase to 343 bps on July 15, 2015, to 386 bps on August 15, 2015 and 429 bps on September 15, 2015.
[13]	On October 1, 2014, the maximum borrowing capacity of the note was increased to $600.0 million. The interest margin was set at 175 bps and is scheduled to increase to 200 bps on July 15, 2015, to 225 bps on August 15, 2015 and to 250 bps on September 15, 2015.
[14]	The 2014-VF4 note was issued on October 1, 2014 with a maximum borrowing capacity of $600.0 million. The interest margin on this new series of notes was set at 175 bps and is scheduled to increase to 200 bps on July 15, 2015, to 212 bps on August 15, 2015 and to 250 bps on September 15, 2015.
[15]	The 2014-VF1 notes were issued on December 23, 2014. Maximum borrowing under the facility is $125.0 million. The maximum note balance for the Class A Note is $125.0 million less the actual borrowings under the Class B, C and D Notes. The maximum note balance for the Class B Note is $32.0 million, for the Class C Note $24.5 million and for the Class D note $32.5 million. Beginning April 23, 2015, the maximum borrowing under the facility will decrease by $6.3 million per month until it is reduced to $75.0 million.
[16]	The Series 2013-VF2 Notes were repaid in full on September 18, 2015.
[17]	On September 18, 2015, the combined maximum borrowing capacity of Series 2014-VF3 Notes, a series of variable funding notes under our Ocwen Master Advance Receivables Trust (OMART) facility, was reduced to $450.0 million, and the Class B, C and D Notes were issued. There is a floor of 75 bps for 1 ML in determining the interest rate for variable rate Notes.
[18]	Effective July 1, 2015, the single outstanding Series 2014-VF4 Note under our OMART facility was replaced by four Notes - Class A, B, C and D. On September 18, 2015, the combined maximum borrowing capacity of the Series 2014-VF4 Notes was reduced to $450.0 million. There is a floor of 75 bps for 1 ML in determining the interest rate for variable rate Notes.
[19]	The Series 2015-VF5 Notes and the Series 2015-T1 Notes under our OMART facility were issued on September 18, 2015. Under the terms of the agreement, we must continue to borrow the full amount of the Series 2015-T1 Notes until the amortization date. If there is insufficient collateral to support the level of borrowing, the excess cash proceeds are not distributed to Ocwen but are held by the trustee, and interest expense continues to be based on the full amount of the term notes. There is a floor of 75 bps for 1 ML in determining the interest for variable rate Notes.
[20]	Effective April 23, 2015, the maximum borrowing under the Ocwen Servicer Advance Receivables Trust III (OSARTIII) facility decreases by $6.3 million per month until it is reduced to $75.0 million.
[21]	We entered into Ocwen Freddie Advance Funding Facility (OFAF) facility on June 10, 2015. Under the terms of the agreement, we must continue to borrow the full amount of the Series 2015-T1 and Series 2015-T2 Notes until the amortization date. If there is insufficient collateral to support the level of borrowing, the excess cash proceeds are not distributed to Ocwen but are held by the trustee, and interest expense continues to be based on the full amount of the term notes. The Series 2015-T2 Notes with a combined borrowing capacity of $155.0 million expired and were fully repaid on September 15, 2015.
[22]	1-Month LIBOR was 0.17% and 0.17% at December 31, 2014 and 2013, respectively.
[23]	1-Month LIBOR (1ML) was 0.19% and 0.17% at September 30, 2015 and December 31, 2014, respectively.
[24]	On August 25, 2015, this repurchase agreement was renewed through August 23, 2016. Borrowing capacity was reduced from $300.0 million, of which $150.0 million was provided on an uncommitted basis, to $200.0 million all of which is provided on a committed basis.
[25]	Under this repurchase agreement, the lender provides financing on a committed basis for $75.0 million and, at the discretion of the lender, on an uncommitted basis for an additional $75.0 million. On September 2, 2014, the maturity date of this facility was extended to October 2, 2014. On October 2, 2014, the maturity date was further extended to September 1, 2015. On March 31, 2015, the maturity date was revised to July 31, 2015, and the committed lending capacity was to decline to zero on May 29, 2015. On April 16, 2015, this facility was terminated.